Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Income Taxes

Note 7 – Income Taxes

The provision for income taxes for the Company’s continuing operations consists of:

	Years Ended December 31,
	2013	2012	2011
Current:
Federal	$(9,891)	$(13,854)	$(936)
State	5,839	3,172	(2,063)
	(4,052)	(10,682)	(2,999)
Deferred:
Federal	30,218	67,743	76,479
State	(3,476)	9,820	(4,369)
	26,742	77,563	72,110

Total tax expense	$22,690	$66,881	$69,111

The statutory Federal tax rate is 35% and for states with a corporate net income tax, the state corporate net income tax rates range from 5% to 9.99% for all years presented.

The reasons for the differences between amounts computed by applying the statutory Federal income tax rate to income before income tax expense for the Company’s continuing operations are as follows:

	Years Ended December 31,
	2013	2012	2011

Computed Federal tax expense at statutory rate	$79,689	$87,839	$73,778
Decrease in Federal tax expense related to repair tax accounting change	(57,467)	(28,948)	-
State income taxes, net of federal tax benefit	1,536	8,445	(4,180)
Increase in tax expense for depreciation expense to be recovered in future rates	295	361	551
Stock-based compensation	(421)	(386)	(355)
Deduction for Aqua America common dividends paid under employee benefit plan	(414)	(387)	(345)
Amortization of deferred investment tax credits	(420)	(420)	(340)
Other, net	(108)	377	2
Actual income tax expense	$22,690	$66,881	$69,111

In December 2012, the Company changed its tax method of accounting for qualifying utility system repairs in Aqua Pennsylvania effective with the tax year ended December 31, 2012 and for prior tax years.  The tax accounting method was changed to permit the expensing of qualifying utility asset improvement costs that were previously being capitalized and depreciated for book and tax purposes (the “Repair Change”).  The Repair Change was implemented in response to a June 2012 rate order issued by the Pennsylvania Public Utility Commission to Aqua Pennsylvania (“settlement agreement”) which provides for flow-through accounting treatment of some income tax benefits resulting from the Repair Change.  As a result of this settlement agreement, the net 2012 income tax benefits of $33,565 reduced the Company’s Federal and state income tax expense and flowed-through to net income in the fourth quarter of 2012.  In 2013, the Company recorded additional income tax benefits of $14,908, as adjusted for the 2012 tax return.  Similar to 2012, the Company recorded $45,647 of income tax benefits in 2013.  The Company recognized a tax deduction on its 2012 Federal tax return of $380,000 for qualifying capital expenditures made prior to 2012 (“catch-up adjustment”), and based on the settlement agreement, in 2013, the Company began to amortize 1/10th of the catch-up adjustment.  In accordance with the settlement agreement, the amortization is expected to reduce income tax expense during periods when qualifying parameters are met.  During 2013, the Company amortized its catch-up adjustment and recognized $15,766 of deferred income tax benefits, which reduced income tax expense and increased the Company’s net income.  The Company’s effective income tax rate for 2013, 2012, and 2011, for its continuing operations, was 10.0%,  26.6%, and 32.8%, respectively.

During 2013, additional income tax benefits were recognized of $17,736, related to a change in the Company’s tax method of accounting for qualifying utility system repairs in some non-Pennsylvania operating divisions.  These divisions currently do not employ a flow-through method of accounting and as such the change in the Company’s tax method of accounting in these operating divisions had no impact on the Company’s effective income tax rate.

In September 2013, the Department of Treasury and the Internal Revenue Service issued “Guidance Regarding Deduction and Capitalization of Expenditures Related to Tangible Property” which contains standards for determining whether and when a taxpayer must capitalize costs incurred in acquiring, maintaining or improving tangible property.  These regulations will be effective for the Company’s 2014 fiscal year and early adoption is available.  The Company has reviewed the regulations and concluded that the regulations will not have a material impact on the Company’s consolidated results of operations or consolidated financial position when they are fully adopted.

The Company establishes reserves for uncertain tax positions based upon management’s judgment as to the sustainability of these positions.  These accounting estimates related to the uncertain tax position reserve require judgments to be made as to the sustainability of each uncertain tax position based on its technical merits.  The Company believes its tax positions comply with applicable law and that it has adequately recorded reserves as required.  However, to the extent the final tax outcome of these matters is different than the estimates recorded, the Company would then adjust its tax reserves or unrecognized tax benefits in the period that this information becomes known.    The Company has elected to recognize accrued interest and penalties related to uncertain tax positions as income tax expense.

The following table provides the changes in the Company’s unrecognized tax benefits:

Balance at January 1, 2013	$-
Additions based on tax position related to the current year	28,690
Balance at December 31, 2013	$28,690

The unrecognized tax benefits relate to the Repair Change, and the tax position is attributable to a temporary difference.  As a result of the regulatory treatment afforded by the Repair Change in Pennsylvania and despite this position being a temporary difference, as of December 31, 2013, $9,795 of these tax benefits would have an impact on the Company’s effective income tax rate in the event the Company does sustain all, or a portion, of its tax position.  The Company does not anticipate material changes to its unrecognized tax benefits within the next year.

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 was enacted on December 17, 2010 and provided for a 100 percent expensing allowance for qualifying capital additions placed in service after September 8, 2010 through tax year 2011, and extended 50 percent bonus depreciation for qualifying capital additions for tax year 2012.  In February 2011, one of the Company’s state tax jurisdictions issued guidance that it would recognize the 100% expensing allowance in the 2011 tax year.  As a result of this guidance and the flow-through treatment afforded by that state’s regulatory commission, the net state income tax benefit reduced the Company’s 2011 state income tax expense by $14,800 and reduced the Company’s effective state income tax rate.  The American Tax Relief Act of 2012 was enacted on January 1, 2013 and provided for an extension of the 50% bonus depreciation for qualifying capital additions for tax year 2013.

The following table provides the components of the net deferred tax liability from continuing operations:

	December 31,
	2013	2012
Deferred tax assets:
Customers' advances for construction	$26,732	$26,820
Costs expensed for book not deducted for tax, principally accrued expenses	11,085	13,124
Utility plant acquisition adjustment basis differences	9,922	12,496
Post-retirement benefits	19,311	45,015
Tax loss carryfoward	128,688	111,452
Other	3,133	2,360
	198,871	211,267
Less valuation allowance	6,431	7,506
	192,440	203,761

Deferred tax liabilities:
Utility plant, principally due to depreciation and differences in the basis of fixed assets due to variation in tax and book accounting	881,007	772,006
Deferred taxes associated with the gross-up of revenues necessary to recover, in rates, the effect of temporary differences	112,307	66,361
Tax effect of regulatory asset for post-retirement benefits	19,311	45,015
Deferred investment tax credit	7,657	5,928
	1,020,282	889,310

Net deferred tax liability	$827,842	$685,549

At December 31, 2013, the Company has a cumulative Federal net operating loss (“NOL”) of $258,094.  The Company believes the Federal NOLs are more likely than not to be recovered and require no valuation allowance.  The Company’s Federal NOLs do not begin to expire until 2031.

In 2012 and 2011, as a result of the Company’s Federal cumulative NOLs the Company ceased recognizing the windfall tax benefit associated with stock-based compensation, because the deduction did not reduce income taxes payable.  Upon realization of the Company’s Federal NOLs, the Company will recognize a windfall tax benefit of $4,822.

At December 31, 2013 the Company has a cumulative state NOL of $531,160, a portion of which is offset by a valuation allowance because the Company does not believe these NOLs are more likely than not to be realized.   The state NOLs do not begin to expire until 2023.

The Company has unrecognized tax positions that result in the associated tax benefit being unrecognized.  The Company’s Federal and state NOL carryforwards are reduced by an unrecognized tax position, on a gross basis, of $62,219 and $86,016, respectively, which results from the Company’s adoption in 2013 of the FASB’s accounting guidance on the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists.  The amounts of the Company’s Federal and state NOL carryforwards prior to being reduced by the unrecognized tax positions are $320,313 and $617,176, respectively.  The Company records its unrecognized tax benefit as a reduction to its deferred income tax liability.

As of December 31, 2013, the Company’s Federal income tax returns for all years through 2011 have been closed.  Tax years 2012 through 2013 remain open to Federal examination.  The statute remains open for the Company’s state income tax returns for tax years 2010 through 2013 in the various states the Company’s conducts business in.  In 2013, the Company’s Illinois subsidiary’s state income tax audit for tax years 2008 and 2009 was completed, which resulted in no significant audit adjustments.